VOYA EDUCATOR’S DIRECT

A GROUP DEFERRED VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Supplement Dated August 2, 2024 to the Contract Prospectus
and Updating Summary Prospectus
each dated May 1, 2024, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”) and updating summary prospectus (“summary prospectus”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectus that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectus.

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NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS AND UPDATING SUMMARY PROSPECTUS

Certain information has changed in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospectus and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectus. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectus are replaced in their entirety, after the words “APPENDIX A:” or “APPENDIX:”, as applicable, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	10.72%	4.70%	3.85%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
X.153730-24	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S)[2,3] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	20.09%	10.31%	7.11%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[3]	This Fund is closed to new plan participants as of July 1, 2010.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the summary prospectuses, contract prospectus, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.153730-24	August 2024